Goodwill - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill impairment loss	$ 0	$ 0	$ 0